Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004014
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		(0.68%)		0.99%
Without Sales Load [Member] | C000184319
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%		(0.36%)	2.49%
Without Sales Load [Member] | C000225811
Average Annual Return [Line Items]
Average Annual Return, Percent	8.69%	3.14%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%		0.10%		0.11%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%		0.10%	1.82%
MSCI Emerging Markets Latin America Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	2.43%	4.64%